SHARE-BASED COMPENSATION EXPENSES (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 14, 2015	Feb. 20, 2012	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 20, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)	$ 22.25
Share-Based Compensation			$ 464,000	$ 3,860,000		$ 2,492,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)	1,740,000
Bond [Member] | Installment One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Values Of Incentive Shares Issuable To Shareholders			10,941,000
Bond [Member] | Installment Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Values Of Incentive Shares Issuable To Shareholders			10,896,000
Service and Performance Conditions 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			0	0
Service and Performance Conditions 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			$ 0
Service and Performance Conditions 2 [Member] | EPS Threshold One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			15.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			20.00%
Service and Performance Conditions 2 [Member] | Options Vest Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			48 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 904,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 432,000	419,000		419,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			67,500				52,500
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			$ 727,000	419,000		419,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			588,000
Share-Based Compensation			$ (263,000)	3,190,000		$ 471,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)		1,476,000
Stock issued during period shares stock options exercised (in shares)			721,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 months 13 days
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	5,000,000
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number			396,000			1,740,000
Two Thousand Fifteen Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Forfeited or expired			$ 0	0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				0		0
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number			396,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			1,160,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			580,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			580,000
2012 Performance Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Forfeited or expired						2,383,000
Share-Based Compensation			$ 0
Allocated Share-based Compensation Expense			0	$ 251,000		$ 1,602,000
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period Total Fair Value			$ 0
Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)								3,000,000
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			40.00%
Package B [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			15.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%
Performance Option 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 22.22